Brandes Global Equity Income Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.10%
Brazil - 3.19%
Telefonica Brasil SA	3,990	$48,751
Chile - 1.62%
Enel Chile SA	264,246	24,775
China - 1.66%
China Mobile Ltd.	3,000	25,350
Finland - 1.10%
Nokia OYJ	4,519	16,715
France - 14.04%
Engie SA	1,491	24,152
Engie SA Registered Shares (Prime Fidelite 2019)	400	6,479
Engie SA Registered Shares (Prime Fidelite 2021)	1,092	17,689
Publicis Groupe SA	645	29,245
Sanofi	602	60,458
Schneider Electric SE	392	40,274
Total SA	648	35,958
		214,255
Italy - 2.44%
Eni SpA	2,401	37,291
Japan - 1.85%
Honda Motor Co. Ltd.	1,000	28,302
Malaysia - 1.50%
Genting Berhad	15,500	22,936
Mexico - 3.26%
Fibra Uno Administracion SA de CV	32,115	49,733
South Korea - 1.38%
KT&G Corp.	260	21,036
Switzerland - 5.57%
Credit Suisse Group AG	1,967	26,589
Swiss Resources AG	240	26,962
UBS Group AG	2,498	31,523
		85,074
United Kingdom - 23.64%
BP Plc	6,361	40,016
British American Tobacco Plc	403	17,128
GlaxoSmithKline Plc	2,390	56,158
HSBC Holdings Plc	2,475	19,376
Imperial Brands Plc	1,447	35,800
J Sainsbury Plc	7,670	23,357
Kingfisher Plc	14,285	41,123
Marks & Spencer Group Plc	4,159	11,793
Royal Dutch Shell Plc - Class A	814	24,106
Tesco Plc	8,470	28,626
Wm Morrison Supermarkets Plc	5,333	14,114
WPP Plc	3,498	49,225
		360,822
United States - 25.85%
Bank of New York Mellon Corp.	312	15,703
Cardinal Health, Inc.	947	47,899
Citigroup, Inc.	526	42,021
CVS Health Corp.	337	25,036
Emerson Electric Co.	305	23,259
Johnson & Johnson	166	24,214
Merck & Co., Inc.	475	43,201
Microsoft Corp.	129	20,344
PepsiCo, Inc.	118	16,127
Pfizer, Inc.	934	36,594
PNC Financial Services Group, Inc.	85	13,569
State Street Corp.	370	29,267
Truist Financial Corp.	270	15,206
Wells Fargo & Co.	781	42,018
		394,458
TOTAL COMMON STOCKS (Cost $1,259,132)		$1,329,498

PREFERRED STOCKS - 9.83%
South Korea - 2.12%
Samsung Electronics Co. Ltd.	828	$32,418
United States - 7.71%
Bank of America Corp., 4.000% (3M LIBOR + 0.500%, minimum of 4.000%) (a)	1,632	39,282
Goldman Sachs Group, Inc., 3.750% (3M LIBOR + 0.750%, minimum of 3.750%) (a)	1,867	40,794
Morgan Stanley, 4.000% (3M LIBOR + 0.700%, minimum of 4.000%) (a)	1,668	37,580
		117,656
TOTAL PREFERRED STOCKS (Cost $127,114)		$150,074

SHORT-TERM INVESTMENTS - 5.15%
Money Market Funds - 5.15%
BlackRock Liquidity Funds T-Fund - Institutional Class, 1.489% (b)	78,551	$78,551
TOTAL SHORT-TERM INVESTMENTS (Cost $78,551)		$78,551

Total Investments (Cost $1,464,797) - 102.08%		$1,558,123
Liabilites in Excess of Other Assets - (2.08%)		(31,797)
TOTAL NET ASSETS - 100.00%		$1,526,326

Percentages are stated as a percent of net assets.

LIBOR	London Inter-bank Offered Rate
(a)	Variable rate security. The coupon is based on a reference index and spread index.
(b)	The rate shown is the annualized seven day yield as of December 31, 2019.

Brandes Global Equity Income Fund
Schedule of Investments by Industry
December 31, 2019 (Unaudited)

COMMON STOCKS
Automobiles	1.85%
Banks	8.66%
Beverages	1.07%
Capital Markets	6.75%
Communications Equipment	1.10%
Diversified Telecommunication Services	3.19%
Electric Utilities	1.62%
Electrical Equipment	4.16%
Equity Real Estate Investment Trusts	3.26%
Food & Staples Retailing	4.33%
Health Care Providers & Services	4.78%
Hotels, Restaurants & Leisure	1.50%
Insurance	1.77%
Media	5.14%
Multiline Retail	0.77%
Multi-Utilities	3.17%
Oil, Gas & Consumable Fuels	9.00%
Pharmaceuticals	14.45%
Software	1.33%
Specialty Retail	2.69%
Tobacco	4.85%
Wireless Telecommunication Services	1.66%
TOTAL COMMON STOCKS	87.10%
PREFERRED STOCKS
Banks	2.57%
Capital Markets	5.14%
Technology Hardware, Storage & Peripherals	2.12%
TOTAL PREFERRED STOCKS	9.83%
SHORT-TERM INVESTMENTS	5.15%
TOTAL INVESTMENTS	102.08%
Liabilities in Excess of Other Assets	(2.08%)
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.